Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Domain names [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Technology [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period		5 years
Software [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years	4 years
Operating rights [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years	1 year
License [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years